Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 01, 2015
Accounting Policies [Abstract]
Property and Equipment Useful Lives	The Company’s Property and Equipment is depreciated using the following estimated useful lives:

Life
Buildings	5 – 45 years
Furniture, Fixtures and Equipment	2 – 20 years
Leasehold Improvements	5 – 45 years

Fair Value of Options Determined at Date of Grant
The fair value of these options was determined at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	Fiscal Year Ended
	February 1, 2015	February 2, 2014	February 3, 2013
Risk-free interest rate	1.7%	0.8%	1.2%
Assumed volatility	22.7%	26.3%	27.0%
Assumed dividend yield	2.3%	2.2%	2.3%
Assumed lives of options	5 years	5 years	5 years

Net Sales by Product Category
The following table presents the Net Sales of each major product category (and related services) for each of the last three fiscal years (dollar amounts in millions):

Product Category	Fiscal Year Ended
	February 1, 2015		February 2, 2014		February 3, 2013
	Net Sales	% of Net Sales	Net Sales	% of Net Sales	Net Sales	% of Net Sales
Kitchen	$8,403	10.1%	$7,978	10.1%	$7,022	9.4%
Indoor Garden	7,550	9.1	7,176	9.1	6,907	9.2
Paint	7,300	8.8	7,026	8.9	6,764	9.0
Outdoor Garden	6,394	7.7	6,154	7.8	5,958	8.0
Building Materials	6,055	7.3	5,729	7.3	5,594	7.5
Lumber	6,050	7.3	5,814	7.4	5,454	7.3
Flooring	5,986	7.2	5,734	7.3	5,469	7.3
Plumbing	5,740	6.9	5,437	6.9	5,126	6.9
Electrical	5,648	6.8	5,360	6.8	5,036	6.7
Tools	5,384	6.5	4,876	6.2	4,533	6.1
Hardware	4,974	6.0	4,718	6.0	4,580	6.1
Millwork	4,694	5.6	4,386	5.6	4,281	5.7
Bath	3,923	4.7	3,706	4.7	3,552	4.8
Décor	2,576	3.1	2,346	3.0	2,225	3.0
Lighting	2,499	3.0	2,372	3.0	2,253	3.0
Total	$83,176	100.0%	$78,812	100.0%	$74,754	100.0%
Note: Certain percentages may not sum to totals due to rounding.